SHARE-BASED PAYMENTS - LTI-PSU Activity (Details)	12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Long-Term Incentive – Restricted Share Unit Plan (LTI-RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	0	378,919.94
Units granted (in shares)	0	82,731
Units cancelled (in shares)	0	(5,698)
Units redeemed (in shares)	0	(455,953)
Units outstanding, end of year (in shares)	0	0
Units vested, end of year (in shares)	0	0
Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,308,063	934,500
Units granted (in shares)	819,566	490,270
Units cancelled (in shares)	(50,376)	(108,727)
Units redeemed (in shares)	(846,537)	(7,980)
Units outstanding, end of year (in shares)	1,230,716.000000	1,308,063
Units vested, end of year (in shares)	933,977	956,057